Acquisitions	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Acquisitions
NOTE 3. ACQUISITIONS
Acquisition of IMC
On June 8, 2021, the Company acquired 100% of the equity interests of IMC for total purchase consideration of $369.7 million, subject to final closing adjustments. The purchase consideration was comprised of the following (in thousands):

Cash consideration (1)	$172,302
Share consideration (2)	$155,347
Contingent consideration (3)	$40,785
Other consideration (4)	$1,271

(1)	Represents cash consideration inclusive of the payment of $79.8 million of IMC debt simultaneous with the Closing and the reimbursement of IMC Parent’s transaction costs of $7.3 million.
(2)
Represent the issuance of 10,412,023 shares of Class A Common Stock, which shares were issued at a reference price of $10.00 per share, but the value of which was $14.92 per share, the closing price on the date of the IMC Acquisition.

(3)	Represents the fair value of equity-classified contingent consideration.
(4)	Represents the fair value of cash and equity purchase consideration held in escrow pending the finalization of final closing adjustments.
The IMC Acquisition was recorded as a business combination under ASC 805 with identifiable assets acquired recorded at their estimated fair values as of the acquisition date.

As of December 31, 2021, we have not finalized the acquisition accounting related to the IMC Acquisition and these amounts represent preliminary values. The allocation of the purchase price may be modified up to one year from the acquisition date as more information is obtained about the fair value of assets acquired and liabilities assumed. The following table summarizes the purchase consideration and the preliminary fair value of the assets acquired and liabilities assumed (
in thousands
):

Purchase price allocation
Cash	$14,842
Accounts receivable	21,298
Other current assets	1,446
Property, plant, & equipment	6,198
Intangible assets	34,121
Other assets	448
Accounts payable and accrued expenses	(8,793)
Long term debt	(197)
Other long term liabilities	(1,898)

Net Assets Acquired	67,465

Excess of Consideration over Net Assets Acquired	302,240

Total Consideration	$369,705

Goodwill was recognized as the amount consideration transferred in excess of the fair value of net assets acquired. The goodwill generated is attributable to the assembled workforce and the expected growth and cost synergies and the expected contribution to the Company’s overall strategy. The amount allocated to goodwill and intangible assets is subject to final adjustment to reflect the final valuations. The goodwill recognized that is expected to be deductible for income tax purposes is $
80.4
million.

The fair value associated with definite-lived intangible assets was $34.1 million, comprised of $33.9 million in risk contracts and $263,000 in trademarks. The definite-lived intangible assets will be amortized ranging from one to six years.
The Company’s net revenue and loss before income taxes for the twelve months ended December 31, 2021 includes revenues of $148.0 million and net income before taxes of $4.1 million related to IMC.
Acquisition of SMA Entities
On June 18, 2021, the Company completed the acquisition of 100% of the issued and outstanding equity interests of Senior Medical Associates, LLC, a Florida limited liability company (“SMA”), and Stallion Medical Management, LLC, a Florida limited liability company (“the SMA Acquisition”). The purchase consideration was comprised of the following (
in thousands
):

Cash consideration (1)	$52,000
Share consideration (2)	$5,027

(1)	Represents cash consideration of $52.0 million inclusive of $2.5 million held in escrow and $145,000 in SMA seller transaction cost.
(2)	Represents equity consideration of 384,615 shares of Class A Common Stock valued at $5.0 million based on the June 18, 2021 closing price of $13.07.
The SMA Acquisition was recorded as a business combination under ASC 805 with identifiable assets acquired and liabilities assumed liabilities recorded at their estimated fair values as of the acquisition date.
As of December 31, 2021, we have not finalized the acquisition accounting related to the SMA Acquisition and these amounts represent preliminary values. The allocation of the purchase price may be modified up to one year from the acquisition date as more information is obtained about the fair value of assets acquired and liabilities assumed. The following table summarizes the consideration paid and the preliminary fair value of the assets acquired and liabilities assumed (
in thousand
s):

Purchase price allocation
Cash	$73
Accounts receivable	1,830
Property, plant, & equipment	178
Intangible assets	9,404
Other assets	29
Accounts payable and accrued expenses	(178)

Net Assets Acquired	11,336

Excess of Consideration over Net Assets Acquired	45,691

Total Consideration	$57,027

Goodwill
 was recognized as the amount consideration transferred in excess of the fair value of net assets acquired. The goodwill is primarily attributed to our assembled workforce, the expected growth and cost synergies and the expected contribution to the Company’s overall strategy. The goodwill recognized that is expected to be deductible for income tax purposes is $45.0 million.
The Company incurred and expensed acquisition-related transaction costs of $682,000 related to the SMA Acquisition that were paid by the Company.
The fair value associated with definite-lived intangible assets was $9.4 million, comprised of $8.7 million in risk contracts, $622,000 in non-compete
agreements and $92,000 in tradenames. The definite-lived intangible assets will be amortized over periods ranging from one to six years.
The Company’s net revenue and loss before income taxes for the twelve months ended December 31, 2021 includes revenues of $12.0 million and net income before taxes of $564,000 related to SMA.
Acquisition of DNF
On September 1, 2021, the Company acquired 100% of the assets of Unlimited Medical Services of Florida, LLC, a Florida limited liability company, dba DNF Medical Centers
(“DNF”),
for total purchase consideration of $114.2 million, subject to final closing adjustments (the “DNF Acquisition”). The purchase consideration was comprised of the following (
in thousands
):

Cash consideration (1)	$88,118
Share consideration (2)	$26,072

(1)	Represents cash consideration of $88.1 million inclusive of $11.0 million held in escrow and $242,000 in DNF seller transaction costs.
(2)	Represents equity consideration of 2,741,528 shares of Class A Common Stock valued at $26.1 million based on the September 1, 2021 closing price of $9.51.
The DNF Acquisition was recorded as a business combination under ASC 805 with identifiable assets
acquired recorded at their estimated fair values as of the acquisition date.

As of December 31, 2021, we have not finalized the acquisition accounting related to the DNF Acquisition and these amounts represent preliminary values. The allocation of the purchase price may be modified up to one year from the acquisition date as more information is obtained about the fair value of assets acquired and liabilities assumed. The following table summarizes the purchase consideration and the preliminary fair value of the assets acquired (
in thousands
):

Purchase price allocation
Accounts receivable	$3,732
Property, plant, & equipment	3,520
Intangible assets	15,329
Other assets	65

Net Assets Acquired	22,646

Excess of Consideration over Net Assets Acquired	91,544

Total Consideration	$114,190

Goodwill was recognized as the amount consideration transferred in excess of the fair value of net assets acquired. The goodwill generated is attributable to the assembled workforce and the expected growth and cost synergies and the expected contribution to the Company’s overall strategy. The amount allocated to goodwill and intangible assets is subject to final adjustment to reflect the final valuations. The goodwill recognized that is expected to be deductible for income tax purposes is $90.0 million.
The Company incurred and expensed acquisition-related transaction costs of $1,247,000 related to the DNF Acquisition that were paid by the Company.
The fair value associated with definite-lived intangible assets was $15.3 million, comprised of $13.2 million in risk contracts, $1.5 million in non-compete
agreements, and $638,000 in trademarks. The definite-lived intangible assets will be amortized ranging from one to six years.
The Company’s net revenues and loss before income taxes for the twelve months ended December 31, 2021 includes revenue of $19.5 million and net loss before income taxes of $687,000 related to DNF.
Acquisition of Advantis
On December 22, 2021, the Company acquired 100% of the assets of Advantis Physician Alliance, LLC, dba Advantis Medical Centers (“Advantis”) for total purchase consideration of $11.0 million, subject to final closing adjustments (the “Advantis Acquisition”). The purchase consideration was comprised of the following (
in thousands
):

Cash consideration (1)	$9,865
Share consideration (2)	$1,107

(1)	Represents cash consideration of $9.9 million inclusive of $900,000 held in escrow and $60,000 in Advantis seller transaction cost
(2)	Represents equity consideration of 145,883 shares of Class A Common Stock valued at $1.1 million based on the December 22, 2021 closing price of $7.59.
The Advantis acquisition was recorded as a business combination under ASC 805 with identifiable assets acquired recorded at their estimated fair values as of the acquisition date.
As of December 31, 2021, we have not finalized the acquisition accounting related to the Advantis Acquisition and these amounts represent preliminary values. The allocation of the purchase price may be modified up to one year from the acquisition date as more information is obtained about the fair value of assets acquired and liabilities assumed. The following table summarizes the purchase consideration and the preliminary fair value of the assets acquired (
in thousands)
:

Purchase price allocation
Accounts receivable	$242
Property, plant, & equipment	18
Intangible assets	1,064
Other assets	20

Net Assets Acquired	1,344

Excess of Consideration over Net Assets Acquired	9,628

Total Consideration	$10,972

Goodwill was recognized as the amount consideration transferred in excess of the fair value of net assets acquired. The goodwill generated is attributable to the assembled workforce and the expected growth and cost synergies and the expected contribution to the Company’s overall strategy. The amount allocated to goodwill and intangible assets is subject to final adjustment to reflect the final valuations. The goodwill recognized that is expected to be deductible for income tax purposes is $9.6 million.
The Company incurred and expensed acquisition-related transaction costs of $671,000 related to the Advantis Acquisition that were paid by the Company.
The fair value associated with definite-lived intangible assets was $1.1 million, comprised of $345,000 in risk contracts, $544,000 in non-compete
agreements, and $176,000 in trademarks. The definite-lived intangible assets will be amortized ranging from one to six years.
As the acquisition was consummated on December 22, 2021, Advantis did not materially contribute net revenues or net income before income taxes for the twelve months ended December 31, 2021.
Acquisition of Business Intelligence & Analytics LLC (“BIX”)
On December 22, 2021, the Company acquired 100% of the assets of Business Intelligence & Analytics LLC (“BIX”) for total purchase consideration of $5.1 million, subject to final closing adjustments (the “BIX Acquisition”). The purchase consideration was comprised of the following (
in thousands
):

Cash consideration (1)	$4,000
Share consideration (2)	$1,124

(1)	Represents cash consideration of $4.0 million.
(2)	Represents equity consideration of 148,104 shares of Class A Common Stock valued at $1.1 million based on the December 22, 2021 closing price of $7.59.
The BIX Acquisition was recorded as a business combination under ASC 805 with identifiable assets acquired recorded at their estimated fair values as of the acquisition date.

As of December 31, 2021, we have not finalized the acquisition accounting related to the BIX Acquisition and these amounts represent preliminary values. The allocation of the purchase price may be modified up to one year from the acquisition date as more information is obtained about the fair value of assets acquired and liabilities assumed. The following table summarizes the purchase consideration and the preliminary fair value of the assets acquired (
in thousands)
:

Purchase price allocation
Intangible assets	289

Net Assets Acquired	289

Excess of Consideration over Net Assets Acquired	4,835

Total Consideration	$5,124

Goodwill was recognized as the amount consideration transferred in excess of the fair value of net assets acquired. The goodwill generated is attributable to the assembled workforce and the expected growth and cost synergies and the expected contribution to the Company’s overall strategy. The amount allocated to goodwill and intangible assets is subject to final adjustment to reflect the final valuations. The goodwill recognized that is expected to be deductible for income tax purposes is $4.8 million.

The Company did
not
incur or expense material acquisition-related transaction costs that were paid by the Company.
The fair value associated with definite-lived intangible assets was $289,000, comprised of $235,000 in patents/developed technology, $3,000 in trademarks, and $35,000 in non-compete
agreements. The definite-lived intangible assets will be amortized ranging from one to five years. $16,000 in
In-Process
Research and Development was classified as an indefinite lived intangible asset.
As the acquisition was consummated on December 22, 2021, BIX did not materially contribute net revenues or net income before income taxes for the twelve months ended December 31, 2021.
Other Acquisitions
During the twelve months ended December 31, 2021, we acquired 100% of three additional business. The acquisitions were accounted for as business combinations and the overall impact to our consolidated financial statements was not considered to be material. The fair value associated with definite-lived intangible assets from the acquisitions was $1.4 million. On a combined basis, the Company incurred and expensed acquisition-related transaction costs of $250,000 related to the acquisitions that was paid for by the Company. The total fair value of consideration paid or payable for the three acquisitions was $3.7 million.